Adjustment items (Tables)	6 Months Ended
Jun. 30, 2019
Adjustment items
Schedule of detail of the adjustment items

ADJUSTMENTS TO OPERATING INCOME

		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2019	Inventory valuation effect	—	—	(6)	(34)	—	(40)
	Effect of changes in fair value	—	(59)	—	—	—	(59)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(54)	(37)	—	—	(91)
Total		(43)	(124)	(53)	(34)	—	(254)
2nd quarter 2018	Inventory valuation effect	—	—	569	134	—	703
	Effect of changes in fair value	—	16	—	—	—	16
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	—	(424)	—	—	—	(424)
	Other items	(97)	(1)	—	—	—	(98)
Total		(97)	(409)	569	134	—	197
1st half 2019	Inventory valuation effect	—	—	486	40	—	526
	Effect of changes in fair value	—	(86)	—	—	—	(86)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(112)	(37)	—	—	(149)
Total		(43)	(209)	439	40	—	227
1st half 2018	Inventory valuation effect	—	—	531	105	—	636
	Effect of changes in fair value	—	5	—	—	—	5
	Restructuring charges	(53)	—	—	—	—	(53)
	Asset impairment charges	—	(446)	—	—	—	(446)
	Other items	(97)	(93)	—	—	(9)	(199)
Total		(150)	(534)	531	105	(9)	(57)

ADJUSTMENTS TO NET INCOME, GROUP SHARE

		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2019	Inventory valuation effect	—	—	(3)	(25)	—	(28)
	Effect of changes in fair value	—	(47)	—	—	—	(47)
	Restructuring charges	—	(14)	(17)	—	—	(31)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	86	(48)	(6)	—	32
Total		(43)	19	(76)	(31)	—	(131)
2nd quarter 2018	Inventory valuation effect	—	—	436	81	—	517
	Effect of changes in fair value	—	9	—	—	—	9
	Restructuring charges	(44)	(2)	—	—	—	(46)
	Asset impairment charges	—	(236)	—	—	—	(236)
	Gains (losses) on disposals of assets	(2)	—	—	—	—	(2)
	Other items	(71)	(3)	—	—	—	(74)
Total		(117)	(232)	436	81	—	168
1st half 2019	Inventory valuation effect	—	—	341	19	—	360
	Effect of changes in fair value	—	(69)	—	—	—	(69)
	Restructuring charges	—	(16)	(17)	—	—	(33)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	74	(48)	(6)	—	20
Total		(43)	(17)	268	13	—	221
1st half 2018	Inventory valuation effect	—	—	412	60	—	472
	Effect of changes in fair value	—	1	—	—	—	1
	Restructuring charges	(59)	(8)	—	—	—	(67)
	Asset impairment charges	—	(248)	—	—	—	(248)
	Gains (losses) on disposals of assets	(103)	—	—	—	—	(103)
	Other items	(34)	(75)	(17)	—	(9)	(135)
Total		(196)	(330)	395	60	(9)	(80)